SHAREHOLDERS' DEFICIT (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp		12 Months Ended
	Mar. 15, 2021 D $ / shares	Dec. 31, 2023 $ / shares
SHAREHOLDERS' DEFICIT
Exercise price of warrants		$ 9.20
Public warrants exercisable term after initial business combination	12 months
Public warrants expiration term	5 years
Threshold period for filling registration statement after business combination | D	20
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Threshold consecutive trading days for redemption of public warrants		20 days
Share price		$ 9.20
Gross proceeds from issuance as percentage of total equity proceeds (in percent)		60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Share redemption trigger price		$ 10.00
Public Warrants
SHAREHOLDERS' DEFICIT
Exercise price of warrants	$ 11.50
Public warrants exercisable term from the closing of the initial public offering	30 days
Maximum threshold period for registration statement to become effective after business combination | D	60
Period of time within which registration statement is expected to become effective	60 days
Multiplier used in calculating warrant exercise price	0.361
Number of trading days on which fair market value of shares is reported | D	10
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
SHAREHOLDERS' DEFICIT
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders		3 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
SHAREHOLDERS' DEFICIT
Redemption price per public warrant (in dollars per share)	$ 0.10
Redemption period	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders		3 days